UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2018

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.7%)
Argentina (4.5%)
Corporate Bonds (4.5%)
Autonomous City of Buenos Aires Argentina,
BADLAR + 3.25%, 26.16%, 3/29/24 (a)	ARS	92,677	$4,687
Banco Hipotecario SA,
BADLAR + 4.00%, 25.94%, 11/7/22 (a)(b)	25,000		1,362
Provincia de Buenos Aires,
BADLAR + 3.83%, 26.96%, 5/31/22 (a)	218,010		11,404
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 27.50%, 6/9/21 (a)	172,370		8,744
Tarjeta Naranja SA,
BADLAR + 3.50%, 26.56%, 4/11/22 (a)(b)		$5,150	4,674
YPF SA,
BADLAR + 4.00%, 27.13%, 7/7/20 (a)(b)	9,137		8,297
			39,168
Brazil (14.3%)
Sovereign (14.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/25	BRL	383,064	124,173

Chile (0.9%)
Sovereign (0.9%)
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 3/1/35	CLP	3,570,000	5,889
Chile Government International Bond,
5.50%, 8/5/20	1,165,000		2,028
			7,917
Colombia (5.3%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,835

Sovereign (5.1%)
Colombia Government International Bond,
9.85%, 6/28/27	1,466,000		648
Colombian TES,
6.00%, 4/28/28	15,000,000		5,103
7.75%, 9/18/30	16,848,100		6,508
10.00%, 7/24/24	44,128,500		18,805
11.00%, 7/24/20	14,087,000		5,630
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)	21,492,000		7,789
			44,483
			46,318
Georgia (0.7%)
Corporate Bond (0.7%)
Bank of Georgia JSC,
11.00%, 6/1/20 (b)	GEL	14,300	5,813

Hungary (3.4%)
Sovereign (3.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	3,407,390	14,404
5.50%, 6/24/25	2,992,920		14,920
			29,324
India (2.7%)
Sovereign (2.7%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	23,722

Indonesia (9.1%)
Sovereign (9.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	291,441,000	24,750
8.75%, 5/15/31	412,855,000		35,801
9.00%, 3/15/29	204,725,000		18,377
			78,928
Malaysia (4.6%)
Sovereign (4.6%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	23,754	6,077
4.18%, 7/15/24	111,175		28,979
4.23%, 6/30/31	19,500		4,884
			39,940
Mexico (9.9%)
Sovereign (9.9%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	443,184	23,118
7.50%, 6/3/27	212,300		11,315
7.75%, 5/29/31	62,900		3,396
8.00%, 12/7/23	129,000		7,091
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (b)(c)	791,300		40,819
			85,739
Peru (3.7%)
Sovereign (3.7%)
Peru Government Bond,
(Units)
5.70%, 8/12/24 (c)	PEN	44,037	15,154
6.15%, 8/12/32 (b)	20,660		7,159
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (b)(c)	14,001		4,818
8.20%, 8/12/26 (c)	13,154		5,196
			32,327

Poland (9.4%)
Sovereign (9.4%)
Poland Government Bond,
3.25%, 7/25/25	PLN	29,850	8,956
5.25%, 10/25/20	75,898		24,681
5.75%, 9/23/22	141,500		48,066
			81,703
Romania (1.2%)
Sovereign (1.2%)
Romania Government Bond,
4.75%, 2/24/25	RON	36,275	9,913

Russia (5.7%)
Sovereign (5.7%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	765,785	13,728
7.10%, 10/16/24	500,000		8,949
7.60%, 7/20/22	438,000		8,036
8.15%, 2/3/27	961,800		18,368
			49,081
South Africa (7.3%)
Sovereign (7.3%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	83,700	6,952
7.25%, 1/15/20	24		2
7.75%, 2/28/23	54,000		4,565
8.00%, 1/31/30	658,850		51,748
			63,267
Thailand (2.5%)
Sovereign (2.5%)
Thailand Government Bond,
3.63%, 6/16/23	THB	630,000	21,919

Turkey (7.8%)
Corporate Bond (3.2%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (b)	TRY	102,980	27,362

Sovereign (4.6%)
Turkey Government Bond,
7.10%, 3/8/23	38,300		8,508
8.00%, 3/12/25	24,250		5,371
9.20%, 9/22/21	22,000		5,382
10.50%, 1/15/20	29,475		7,579
10.60%, 2/11/26	51,200		12,996
			39,836
			67,198
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond,
8.50%, 3/15/28 (b)	UYU	69,890	2,399

9.88%, 6/20/22 (b)	344,500	12,618
		15,017
Total Fixed Income Securities (Cost $856,098)		821,467
Short-Term Investments (5.3%)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill,
1.19%, 4/26/18 (d) (Cost $8,208)	$8,230	8,203

	Shares	Value (000)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $3,199)	3,198,768	3,199

	Face Amount (000)
Egypt (2.4%)
Sovereign (2.4%)
Egypt Treasury Bills,
17.85%, 3/13/18	EGP	117,050	6,508
18.15%, 4/3/18	181,500		10,018
18.60%, 3/27/18	67,825		3,740
			20,266
Nigeria (1.5%)
Sovereign (1.5%)
Nigeria Treasury Bill,
22.45%, 8/16/18	NGN	5,181,000	13,261
Total Sovereign (Cost $33,083)			33,527
Total Short-Term Investments (Cost $44,490)			44,929
Total Investments (100.0%) (Cost $900,588) (f)(g)(h)			866,396
Liabilities in Excess of Other Assets			(242,363)
Net Assets			$624,033

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at January 31, 2018.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,367,000 and the aggregate gross unrealized depreciation is approximately $87,514,000, resulting in net unrealized depreciation of approximately $35,147,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	174,588		$52,397	2/2/18	$(2,401)
JPMorgan Chase Bank NA	BRL	161,588		$51,097	2/2/18	378
JPMorgan Chase Bank NA	BRL	13,000		$4,111	2/2/18	30
JPMorgan Chase Bank NA		$3,973	BRL	13,000	2/2/18	107
JPMorgan Chase Bank NA		$50,998	BRL	161,588	2/2/18	(280)
JPMorgan Chase Bank NA		$55,207	BRL	174,588	2/2/18	(409)
JPMorgan Chase Bank NA	TRY	85,220		$22,541	2/5/18	(118)
JPMorgan Chase Bank NA	MXN	482,750		$24,895	2/8/18	(1,017)
JPMorgan Chase Bank NA	CLP	1,850,000		$3,054	2/12/18	(14)
JPMorgan Chase Bank NA	COP	15,000,000		$5,180	2/12/18	(103)
JPMorgan Chase Bank NA		$6,768	CLP	4,125,000	2/12/18	74
JPMorgan Chase Bank NA		$10,507	RUB	595,000	2/12/18	65
JPMorgan Chase Bank NA		$7,508	RON	29,510	2/13/18	375
JPMorgan Chase Bank NA	ZAR	120,000		$9,643	2/16/18	(465)
Citibank NA		$6,452	KZT	2,100,000	2/20/18	19
JPMorgan Chase Bank NA	INR	1,200,000		$18,660	2/20/18	(162)
JPMorgan Chase Bank NA		$12,078	CZK	250,000	2/20/18	213
State Street Bank and Trust Co.		$3,413	MYR	13,500	2/20/18	48
JPMorgan Chase Bank NA	PLN	60,000		$17,931	2/26/18	(7)
JPMorgan Chase Bank NA		$26,991	THB	849,950	2/26/18	161
JPMorgan Chase Bank NA	BRL	161,588		$50,848	3/2/18	285
JPMorgan Chase Bank NA	BRL	4,000		$1,255	3/2/18	3
JPMorgan Chase Bank NA	NGN	4,600,000		$11,757	8/20/18	(586)
						$(3,804)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	493	Mar-18	(49,300)	$(59,938)	$1,549
German Euro Bund	247	Mar-18	(24,700)	(48,704)	1,300
					$2,849

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit

NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	86.1%
Corporate Bonds	8.6
Short-Term Investments	5.3
Total Investments	100.0	%*

*

Does not include open short futures contracts with an underlying face amount of approximately $108,642,000 with total unrealized appreciation of approximately $2,849,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $3,804,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments • January 31, 2018 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$74,178	$—	$74,178
Sovereign	—	747,289	—	747,289
Total Fixed Income Securities	—	821,467	—	821,467
Short-Term Investments
U.S. Treasury Security	—	8,203	—	8,203
Investment Company	3,199	—	—	3,199
Sovereign	—	33,527	—	33,527
Total Short-Term Investments	3,199	41,730	—	44,929
Foreign Currency Forward Exchange Contracts	—	1,758	—	1,758
Futures Contracts	2,849	—	—	2,849
Total Assets	6,048	864,955	—	871,003
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5,562)	—	(5,562)
Total	$6,048	$859,393	$—	$865,441

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2018